Defined Contribution Plan	6 Months Ended
Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

Note 9 Defined Contribution Plan

The Company has a 401(k) defined contribution plan, in which all eligible employees participate. The 401(k) plan is a contributory plan. Matching contributions are based upon the amount of the employees’ contributions. Beginning January 1, 2012, the Company may make an additional discretionary 401(k) plan matching contribution to eligible employees. During the six months ended June 30, 2012 and 2011 the Company’s matching contribution was $18,251 and $0, respectively.